Schedule of Outstanding Balances from Balance Sheet (Details) - Related Party [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts receivable	$ 582,855	$ 968,023	$ 2,095,320
Accounts payable	$ 164,917	75,608	577,315
Senior Secured Promissory Note (Refer to Note 9 to the financial statements below)		$ 11,004,173	$ 14,011,166